UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     August 14, 2000
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     97

Form 13F Information Table Value Total:     $316,956
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Wayne Cooperman

         [Repeat as necessary.]





















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




                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                      AS OF MARCH 31, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----


ESG RE Ltd             Common    G31215109    252,000    64,000    X                              1          X
Loral Space &
  Communications       Common    G56462107  2,924,156   421,500    X                              1          X
Panamerican Beverages
   Inc                 Common    P74823108    672,187    45,000    X                              1          X
AMR Corp               Common    001765106  3,291,469   124,500    X                              1          X
AT&T Corp              Common    001957109  2,846,250    90,000    X                              1          X
Advanced Micro Devices
   Inc                 Common    007903107  4,055,625    52,500    X                              1          X
Advanta Corp - Class B Common    007942204  7,710,350   907,100    X                              1                        X
Agilent Technologies
   Inc                 Common    00846U101  2,950,000    40,000    X                              1          X
Amerada Hess Corp      Common    023551104  1,235,000    20,000    X                              1          X
Aetna Inc              Common    008117103  6,418,750   100,000    X                              1          X
Apria Healthcare Group Common    037933108 11,404,750   931,000    X                              1          X
Applied Materials      Common    038222105  1,758,125    19,400    X                              1          X
Argonaut Group         Common    040157109    630,201    36,800    X                              1          X
Baker Hughes Inc       Common    057224107  1,411,200    44,100    X                              1          X
Ball Corp              Common    058498106  7,815,125   242,800    X                              1          X
Bally's Total Fitness
   Hldgs               Common    05873K108  5,846,401   230,400    X                              1          X
H&R Block Inc          Common    093671105  1,220,538    37,700    X                              1          X
Bowater Inc            Common    102183100  3,177,001    72,000    X                              1          X
Budget Group Inc       Common    119003101     54,863    13,300    X                              1          X
Cigna Corp             Common    125509109  1,963,500    21,000    X                              1          X
CSX Corp               Common    126408103    423,750    20,000    X                              1          X
Cablevision Systems
   Corp                Common    12686C109    678,750    10,000    X                              1          X
Central Newspapers Inc Common    154647101    948,750    15,000    X                              1          X
Chase Manhattan Corp   Common    16161A108  1,381,876    30,000    X                              1          X



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


Comcast Corp           Common    200300200  1,620,000    40,000    X                              1          X
Corning Inc            Common    219350105  2,698,750    10,000    X                              1          X
Crestline Capital Corp Common    226153104  2,933,044   171,900    X                              1          X
Crown Media Holdings   Common    228411104    362,906    23,700    X                              1          X
Equant N V             Common    294409107    382,700     8,900    X                              1          X
Freemarkets Inc        Common    356602102    474,376    10,000    X                              1          X
GST Telecommunications Common    361942105     28,590    30,000    X                              1          X
General Motors Corp    Common    370442832  2,632,500    30,000    X                              1          X
Global Telesystems Inc Common    37936U104    241,250    20,000    X                              1          X
Galileo Intl Inc       Common    363547100  2,087,500   100,000    X                              1          X
Grand Union Co         Common    386532402     26,403    49,700    X                              1          X
Gtech Holdings Corp    Common    400518106    292,669    12,900    X                              1          X
Harrahs Entertainment
   Inc                 Common    413619107    804,000    38,400    X                              1          X
Hertz Corp             Common    428040109  1,591,144    56,700    X                              1          X
IMS Health Inc         Common    449934108 14,967,000   831,500    X                              1          X
Infinity Broadcasting
   Corp                Common    45662S102  3,691,119   101,300    X                              1          X
Insignia Financial
  Group                Common    45767A105  1,314,000   131,400    X                              1          X
Interface Inc          Common    458665106    228,750    60,000    X                              1          X
Interim Services       Common    45868P100  2,053,675   115,700    X                              1          X
Interstate Bakeries
  Corp                 Common    46072H108    471,800    33,700    X                              1          X
Intrawest Corp         Common    460915200    841,700    44,300    X                              1          X
IT Group Inc           Common    465266104     97,500    20,000    X                              1          X
Jupiter Communications
   Inc                 Common    482050101  1,150,000    50,000    X                              1          X
Kaufman & Broad Home
   Corp                Common    486168107  5,056,150   255,200    X                              1          X
Kemet Corp             Common    488360108 10,318,232   411,700    X                              1          X
LNR Property Corp      Common    501940100 26,238,986  1,345,589   X                              1          X
MDC Holdings Inc       Common    552676108  6,937,813   372,500    X                              1          X
Mediaone Group Inc     Common    58440J104  1,329,840    20,000    X                              1          X
Methode Electronics
  Inc                  Common    591520200  1,390,500    36,000    X                              1          X
Mohawk Industries Inc  Common    608190104  1,202,775    55,300    X                              1          X
Molex Inc              Common    608554200    700,000    20,000    X                              1                        X
NRG Energy Inc         Common    629377102    990,975    54,300    X                              1          X
Nabisco Holdings Corp  Common    629526104  7,932,750   151,100    X                              1          X
Navistar International
   Corp                Common    63934E108    310,626    10,000    X                              1          X
Nextcard Inc           Common    65332K107    191,250    22,500    X                              1          X
Nextel Communications
   Inc                 Common    65332V103  2,447,500    40,000    X                              1          X
Northwest Airlines
  Corp                 Common    667280101  3,390,737   111,400    X                              1          X
Office Depot Inc       Common    676220106  1,428,750   228,600    X                              1          X



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


Ogden Corp             Common    676346109  7,332,300   814,700    X                              1          X
Oxford Health Plans
   Inc                 Common    691471106 24,279,225  1,019,600   X                              1          X
Panera Bread Co        Common    69840W108  7,555,275   746,200    X                              1          X
Peoplesoft Inc         Common    712713106  1,172,500    70,000    X                              1          X
PFSweb Inc             Common    717098107     67,969    14,500    X                              1          X
Phillips Petroleum Co  Common    718507106  2,534,376    50,000    X                              1          X
Phototronics Inc       Common    719405102    319,219    11,250    X                              1          X
Prime Hospitality Corp Common    741917108  1,271,231   134,700    X                              1          X
Resource America Inc   Common    761195205  2,174,907   333,000    X                              1          X
Resource Assets
  Investment Trust     Common    761196104  5,042,433   458,403    X                              1          X
Ross Stores Inc        Common    778296103    341,250    20,000    X                              1          X
Ryder Systems Inc      Common    783549108  9,184,688   485,000    X                              1          X
Ryland Group Inc       Common    783764103  6,794,588   307,100    X                              1          X
SCG Holdings Inc       Common    783884109  5,392,188   246,500    X                              1          X
Santa Fe Snyder Corp   Common    80218K105    910,000    80,000    X                              1          X
Shaw Industries Inc    Common    820286102  7,500,000   600,000    X                              1          X
Silicon Storage
  Technology           Common    827057100  3,664,969    41,500    X                              1          X
Sinclair Broadcasting
   Group Inc           Common    829226109    770,000    70,000    X                              1          X
Sprint PCS Group       Common    852061506  1,785,000    30,000    X                              1          X
Starwood Hotels &
  Resorts              Common    85590A203    488,437    15,000    X                              1          X
Stratos Lightwave Inc  Common    863100103    557,500    20,000    X                              1          X
Taiwan Semiconductor
   Mfg Co              Common    874039100  1,259,375    32,500    X                              1          X
Tektronix Inc          Common    879131100  7,289,000    98,500    X                              1          X
Texaco Inc             Common    881694103  4,819,125    90,500    X                              1          X
3 Com Corp             Common    885535104  9,024,075   156,600    X                              1          X
Three Five Systems     Common    88554L108    590,000    10,000    X                              1          X
Triad Hospital Inc     Common    89579K109  5,009,232   207,100    X                              1          X
UnitedGolbalCom Inc    Common    913247508  2,823,700    60,400    X                              1          X
Unocal Corp            Common    915289102  1,325,000    40,000    X                              1          X
Viasystems Group Inc   Common    92553H100  2,679,032   165,500    X                              1          X
Walter Industries Inc  Common    93317Q105  1,571,513   137,400    X                              1          X
Warnaco Group Inc      Common    934390105    581,250    75,000    X                              1          X
Waste Management Inc   Common    94106L109  6,849,500   360,500    X                              1          X
Del Webb Corp          Common    947423109  1,638,437   107,000    X                              1          X
Wilshire Real Estate   Common    971892104    430,000   215,000    X                              1          X

COLUMN TOTALS                             316,956,171







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